GENERAL	6 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
1.                                      GENERAL

Golar LNG Partners LP (the "Partnership," "we," "our," or "us") is a publicly traded Marshall Islands limited partnership initially formed as a subsidiary of Golar LNG Limited ("Golar") in September 2007, to own and operate liquefied natural gas ("LNG") carriers and floating storage regasification units ("FSRUs") under long-term charters. As of June 30, 2014, we have a fleet of four LNG carriers and five FSRUs.